DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2018
DOCUMENT AND ENTITY INFORMATION [Abstract]
Entity Registrant Name	CURO Group Holdings Corp.
Entity Central Index Key	0001711291
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false